Short-term loan (Tables)	12 Months Ended
Dec. 31, 2025
Short-term loan
Schedule of short-term loans

	As of December 31,
	2024	2025
	RMB	RMB
Short- term loan
Short-term bank borrowings	1,220,957	1,207,773